Distribution Date:	02/17/22	Wells Fargo Commercial Mortgage Trust 2016-L24
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-LC24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	5		301 South College Street | Charlotte, NC 28288-0166 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Co-op Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	14-17		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	18-21	Co-op Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	22		Kathleen Luzik	(703) 302-1902
Historical Detail	23		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	24	Special Servicer	LNR Partners, Inc.
			Bonita Erbstein	(305) 695-5691	berbstein@lnrpartners.com
Collateral Stratification and Historical Detail	25
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 1	26
		Operating Advisor & Asset	Trimont Real Estate Advisors, LLC
Specially Serviced Loan Detail - Part 2	27	Representations Reviewer
Modified Loan Detail	28		Trust Advisor		Trustadvisor@trimontrea.com
Historical Liquidated Loan Detail	29		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Bond / Collateral Loss Reconciliation Detail	30		Bank, N.A.
Interest Shortfall Detail - Collateral Level	31		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Supplemental Notes	32
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Wilmington Trust, National Association
			CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000HBC5	1.441000%	41,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000HBD3	2.501000%	55,655,000.00	2,563,703.37	0.00	5,343.19	0.00	0.00	5,343.19	2,563,703.37	33.27%	30.00%
A-3	95000HBE1	2.684000%	275,000,000.00	275,000,000.00	0.00	615,083.33	0.00	0.00	615,083.33	275,000,000.00	33.27%	30.00%
A-4	95000HBF8	2.942000%	290,568,000.00	290,568,000.00	0.00	712,375.88	0.00	0.00	712,375.88	290,568,000.00	33.27%	30.00%
A-SB	95000HBG6	2.825000%	69,133,000.00	62,027,777.60	1,184,984.24	146,023.73	0.00	0.00	1,331,007.97	60,842,793.36	33.27%	30.00%
A-S	95000HBH4	3.367000%	94,083,000.00	94,083,000.00	0.00	263,981.22	0.00	0.00	263,981.22	94,083,000.00	23.29%	21.00%
B	95000HBL5	3.621000%	48,347,000.00	48,347,000.00	0.00	145,887.07	0.00	0.00	145,887.07	48,347,000.00	18.16%	16.38%
C	95000HBM3	4.432082%	44,428,000.00	44,428,000.00	0.00	164,090.46	0.00	0.00	164,090.46	44,428,000.00	13.45%	12.13%
D	95000HAL6	3.214000%	49,655,000.00	49,655,000.00	0.00	132,992.64	0.00	0.00	132,992.64	49,655,000.00	8.18%	7.38%
E	95000HAN2	2.663082%	13,067,000.00	13,067,000.00	0.00	28,998.75	0.00	0.00	28,998.75	13,067,000.00	6.79%	6.13%
F	95000HAQ5	2.663082%	10,453,000.00	10,453,000.00	0.00	23,197.67	0.00	0.00	23,197.67	10,453,000.00	5.68%	5.13%
G	95000HAS1	2.663082%	10,454,000.00	10,454,000.00	0.00	23,199.89	0.00	0.00	23,199.89	10,454,000.00	4.57%	4.13%
H	95000HAU6	2.663082%	10,453,000.00	10,453,000.00	0.00	23,197.67	0.00	0.00	23,197.67	10,453,000.00	3.47%	3.13%
I*	95000HAW2	2.663082%	32,668,263.00	32,668,263.00	0.00	47,601.21	0.00	0.00	47,601.21	32,668,263.00	0.00%	0.00%
V	95000HAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000HBA9	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,045,358,363.00	943,767,743.97	1,184,984.24	2,331,972.71	0.00	0.00	3,516,956.95	942,582,759.73

Notional Certificates
X-A	95000HBJ0	1.615984%	731,750,000.00	630,159,480.97	0.00	848,606.12	0.00	0.00	848,606.12	628,974,496.73
X-B	95000HBK7	0.978864%	142,430,000.00	142,430,000.00	0.00	116,182.95	0.00	0.00	116,182.95	142,430,000.00
X-D	95000HAA0	1.218082%	49,655,000.00	49,655,000.00	0.00	50,403.23	0.00	0.00	50,403.23	49,655,000.00
X-EF	95000HAC6	1.769000%	23,520,000.00	23,520,000.00	0.00	34,672.40	0.00	0.00	34,672.40	23,520,000.00
X-G	95000HAE2	1.769000%	10,454,000.00	10,454,000.00	0.00	15,410.94	0.00	0.00	15,410.94	10,454,000.00
X-H	95000HAG7	1.769000%	10,453,000.00	10,453,000.00	0.00	15,409.46	0.00	0.00	15,409.46	10,453,000.00
										Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-I	95000HAJ1	1.769000%	32,668,263.00	32,668,263.00	0.00	48,158.46	0.00	0.00	48,158.46	32,668,263.00
Notional SubTotal			1,000,930,263.00	899,339,743.97	0.00	1,128,843.56	0.00	0.00	1,128,843.56	898,154,759.73

Deal Distribution Total					1,184,984.24	3,460,816.27	0.00	0.00	4,645,800.51

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000HBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000HBD3	46.06420573	0.00000000	0.09600557	0.00000000	0.00000000	0.00000000	0.00000000	0.09600557	46.06420573
A-3	95000HBE1	1,000.00000000	0.00000000	2.23666665	0.00000000	0.00000000	0.00000000	0.00000000	2.23666665	1,000.00000000
A-4	95000HBF8	1,000.00000000	0.00000000	2.45166667	0.00000000	0.00000000	0.00000000	0.00000000	2.45166667	1,000.00000000
A-SB	95000HBG6	897.22386704	17.14064542	2.11221457	0.00000000	0.00000000	0.00000000	0.00000000	19.25285999	880.08322162
A-S	95000HBH4	1,000.00000000	0.00000000	2.80583336	0.00000000	0.00000000	0.00000000	0.00000000	2.80583336	1,000.00000000
B	95000HBL5	1,000.00000000	0.00000000	3.01749995	0.00000000	0.00000000	0.00000000	0.00000000	3.01749995	1,000.00000000
C	95000HBM3	1,000.00000000	0.00000000	3.69340191	0.00000000	0.00000000	0.00000000	0.00000000	3.69340191	1,000.00000000
D	95000HAL6	1,000.00000000	0.00000000	2.67833330	0.00000000	0.00000000	0.00000000	0.00000000	2.67833330	1,000.00000000
E	95000HAN2	1,000.00000000	0.00000000	2.21923548	0.00000000	0.00000000	0.00000000	0.00000000	2.21923548	1,000.00000000
F	95000HAQ5	1,000.00000000	0.00000000	2.21923563	0.00000000	0.00000000	0.00000000	0.00000000	2.21923563	1,000.00000000
G	95000HAS1	1,000.00000000	0.00000000	2.21923570	0.00000000	0.00000000	0.00000000	0.00000000	2.21923570	1,000.00000000
H	95000HAU6	1,000.00000000	0.00000000	2.21923563	0.00000000	0.00000000	0.00000000	0.00000000	2.21923563	1,000.00000000
I	95000HAW2	1,000.00000000	0.00000000	1.45710869	0.76212653	4.83621856	0.00000000	0.00000000	1.45710869	1,000.00000000
V	95000HAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000HBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000HBJ0	861.16772254	0.00000000	1.15969405	0.00000000	0.00000000	0.00000000	0.00000000	1.15969405	859.54833854
X-B	95000HBK7	1,000.00000000	0.00000000	0.81571965	0.00000000	0.00000000	0.00000000	0.00000000	0.81571965	1,000.00000000
X-D	95000HAA0	1,000.00000000	0.00000000	1.01506857	0.00000000	0.00000000	0.00000000	0.00000000	1.01506857	1,000.00000000
X-EF	95000HAC6	1,000.00000000	0.00000000	1.47416667	0.00000000	0.00000000	0.00000000	0.00000000	1.47416667	1,000.00000000
X-G	95000HAE2	1,000.00000000	0.00000000	1.47416683	0.00000000	0.00000000	0.00000000	0.00000000	1.47416683	1,000.00000000
X-H	95000HAG7	1,000.00000000	0.00000000	1.47416627	0.00000000	0.00000000	0.00000000	0.00000000	1.47416627	1,000.00000000
X-I	95000HAJ1	1,000.00000000	0.00000000	1.47416653	0.00000000	0.00000000	0.00000000	0.00000000	1.47416653	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/22 - 01/30/22	30	0.00	5,343.19	0.00	5,343.19	0.00	0.00	0.00	5,343.19	0.00
A-3	01/01/22 - 01/30/22	30	0.00	615,083.33	0.00	615,083.33	0.00	0.00	0.00	615,083.33	0.00
A-4	01/01/22 - 01/30/22	30	0.00	712,375.88	0.00	712,375.88	0.00	0.00	0.00	712,375.88	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	146,023.73	0.00	146,023.73	0.00	0.00	0.00	146,023.73	0.00
A-S	01/01/22 - 01/30/22	30	0.00	263,981.22	0.00	263,981.22	0.00	0.00	0.00	263,981.22	0.00
B	01/01/22 - 01/30/22	30	0.00	145,887.07	0.00	145,887.07	0.00	0.00	0.00	145,887.07	0.00
C	01/01/22 - 01/30/22	30	0.00	164,090.46	0.00	164,090.46	0.00	0.00	0.00	164,090.46	0.00
D	01/01/22 - 01/30/22	30	0.00	132,992.64	0.00	132,992.64	0.00	0.00	0.00	132,992.64	0.00
E	01/01/22 - 01/30/22	30	0.00	28,998.75	0.00	28,998.75	0.00	0.00	0.00	28,998.75	0.00
F	01/01/22 - 01/30/22	30	0.00	23,197.67	0.00	23,197.67	0.00	0.00	0.00	23,197.67	0.00
G	01/01/22 - 01/30/22	30	0.00	23,199.89	0.00	23,199.89	0.00	0.00	0.00	23,199.89	0.00
H	01/01/22 - 01/30/22	30	0.00	23,197.67	0.00	23,197.67	0.00	0.00	0.00	23,197.67	0.00
I	01/01/22 - 01/30/22	30	132,798.80	72,498.56	0.00	72,498.56	24,897.35	0.00	0.00	47,601.21	157,990.86
X-A	01/01/22 - 01/30/22	30	0.00	848,606.12	0.00	848,606.12	0.00	0.00	0.00	848,606.12	0.00
X-B	01/01/22 - 01/30/22	30	0.00	116,182.95	0.00	116,182.95	0.00	0.00	0.00	116,182.95	0.00
X-D	01/01/22 - 01/30/22	30	0.00	50,403.23	0.00	50,403.23	0.00	0.00	0.00	50,403.23	0.00
X-EF	01/01/22 - 01/30/22	30	0.00	34,672.40	0.00	34,672.40	0.00	0.00	0.00	34,672.40	0.00
X-G	01/01/22 - 01/30/22	30	0.00	15,410.94	0.00	15,410.94	0.00	0.00	0.00	15,410.94	0.00
X-H	01/01/22 - 01/30/22	30	0.00	15,409.46	0.00	15,409.46	0.00	0.00	0.00	15,409.46	0.00
X-I	01/01/22 - 01/30/22	30	0.00	48,158.46	0.00	48,158.46	0.00	0.00	0.00	48,158.46	0.00
Totals			132,798.80	3,485,713.62	0.00	3,485,713.62	24,897.35	0.00	0.00	3,460,816.27	157,990.86

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

	Additional Information
Total Available Distribution Amount (1)	4,645,800.51
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,618,281.75	Master Servicing Fee	9,946.21
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,423.60
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	406.34
ARD Interest	0.00	Operating Advisor Fee	1,108.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.17
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,618,281.75	Total Fees	16,377.69

Principal		Expenses/Reimbursements
Scheduled Principal	1,184,984.24	Reimbursement for Interest on Advances	15,078.25
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,819.10
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,184,984.24	Total Expenses/Reimbursements	24,897.35

		Interest Reserve Deposit	116,190.45

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,460,816.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,184,984.24
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,645,800.51
Total Funds Collected	4,803,265.99	Total Funds Distributed	4,803,266.00

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	943,767,744.58	943,767,744.58	Beginning Certificate Balance	943,767,743.97
(-) Scheduled Principal Collections	1,184,984.24	1,184,984.24	(-) Principal Distributions	1,184,984.24
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	942,582,760.34	942,582,760.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	943,815,581.39	943,815,581.39	Ending Certificate Balance	942,582,759.73
Ending Actual Collateral Balance	942,670,693.34	942,670,693.34

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	47,855,196.30	5.08%	51	4.6217	NAP	Defeased	4	47,855,196.30	5.08%	51	4.6217	NAP
1,000,000 or less	3	1,897,671.96	0.20%	52	4.8964	1.965593	1.20 or less	23	220,063,502.79	23.35%	52	4.3623	0.812878
1,000,001 to 2,000,000	7	9,785,430.69	1.04%	52	4.6938	1.604522	1.21 to 1.30	10	160,929,792.13	17.07%	54	4.4132	1.264264
2,000,001 to 3,000,000	5	13,191,272.08	1.40%	53	3.8550	1.045888	1.31 to 1.40	3	65,696,890.86	6.97%	52	4.6077	1.405412
3,000,001 to 4,000,000	11	40,731,783.22	4.32%	53	4.4255	1.724308	1.41 to 1.50	5	57,553,356.10	6.11%	53	4.5715	1.438428
4,000,001 to 5,000,000	8	35,786,278.00	3.80%	54	4.4448	1.872680	1.51 to 1.75	14	106,405,293.71	11.29%	53	4.7423	1.616075
5,000,001 to 6,000,000	9	51,111,810.11	5.42%	54	4.2492	1.474016	1.76 to 2.00	11	86,908,166.34	9.22%	54	4.2655	1.836384
6,000,001 to 7,000,000	4	26,338,063.99	2.79%	54	4.5062	1.382197	2.01 to 2.25	9	82,765,426.49	8.78%	54	4.3779	2.136989
7,000,001 to 8,000,000	3	21,480,683.46	2.28%	55	4.7342	1.881835	2.26 to 2.50	4	67,005,671.93	7.11%	53	4.3247	2.421889
8,000,001 to 9,000,000	2	17,007,185.48	1.80%	49	5.0896	1.666540	2.51 to 2.75	1	7,099,759.76	0.75%	55	5.0800	2.533800
9,000,001 to 10,000,000	5	47,956,006.87	5.09%	45	4.5378	1.507605	2.76 to 3.00	3	30,822,703.01	3.27%	53	4.3166	2.863857
10,000,001 to 15,000,000	10	120,041,642.12	12.74%	53	4.4619	1.662716	3.01 or greater	2	9,477,000.92	1.01%	53	4.5178	3.467922
15,000,001 to 20,000,000	5	87,829,984.38	9.32%	54	4.5695	0.949103	Totals	89	942,582,760.34	100.00%	53	4.4522	1.524894
20,000,001 to 30,000,000	9	220,554,175.18	23.40%	53	4.2748	1.745345
30,000,001 to 50,000,000	2	83,437,552.70	8.85%	53	4.5821	1.414715
50,000,001 or greater	2	117,578,023.80	12.47%	54	4.4750	1.344351
Totals	89	942,582,760.34	100.00%	53	4.4522	1.524894
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	47,855,196.30	5.08%	51	4.6217	NAP	Utah	1	9,844,736.13	1.04%	54	4.3500	1.536200
Alabama	1	10,839,277.75	1.15%	53	4.4500	2.058200	Virginia	4	93,594,758.91	9.93%	54	4.4497	1.200911
Arizona	2	14,219,141.67	1.51%	55	4.5853	1.498869	Washington	2	17,069,505.65	1.81%	49	4.9510	0.201472
California	8	80,844,639.07	8.58%	52	4.4418	2.394534	Washington, DC	1	451,421.96	0.05%	54	3.9800	2.070000
Colorado	1	24,700,000.00	2.62%	55	4.2400	2.504500	Totals	121	942,582,760.34	100.00%	53	4.4522	1.524894
Connecticut	2	625,576.70	0.07%	8	4.9600	1.090800
									Property Type³
Florida	6	30,953,566.19	3.28%	50	4.7807	1.671179
Georgia	11	62,699,610.32	6.65%	53	4.5041	1.647243		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Idaho	1	21,603,727.15	2.29%	52	4.3660	1.114900		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	1,548,530.33	0.16%	28	4.9267	1.520530	Defeased	6	47,855,196.30	5.08%	51	4.6217	NAP
Indiana	7	19,940,379.04	2.12%	48	4.9627	1.745302	Lodging	31	111,742,581.25	11.85%	49	4.7807	1.198932
Kentucky	1	471,240.33	0.05%	8	4.9600	1.090800	Mixed Use	2	10,953,602.64	1.16%	54	4.0287	1.476949
Maryland	1	3,799,876.36	0.40%	52	5.6500	2.124200	Mobile Home Park	10	84,655,831.96	8.98%	52	4.5718	1.435322
Michigan	2	3,889,708.39	0.41%	50	4.4932	1.061143	Multi-Family	20	133,698,790.14	14.18%	53	4.1286	1.556456
Minnesota	5	26,927,910.04	2.86%	53	4.5514	1.493029	Office	19	238,557,483.04	25.31%	53	4.4974	1.404166
Nevada	1	35,000,000.00	3.71%	53	3.7440	1.806200	Other	1	46,700,000.00	4.95%	53	4.4500	1.245200
New Jersey	2	27,810,635.36	2.95%	54	4.3897	1.949036	Retail	29	229,919,665.79	24.39%	54	4.3672	1.524109
New Mexico	1	296,325.80	0.03%	8	4.9600	1.090800	Self Storage	3	38,499,609.23	4.08%	52	4.4988	2.692911
New York	17	156,474,707.81	16.60%	54	3.9929	1.034273	Totals	121	942,582,760.34	100.00%	53	4.4522	1.524894
North Carolina	4	10,106,369.49	1.07%	51	5.2384	1.263700
Ohio	8	45,649,687.87	4.84%	51	4.6962	1.414543
Pennsylvania	4	64,242,225.42	6.82%	54	4.6303	1.605546
South Carolina	2	10,776,286.60	1.14%	55	4.6998	1.798317
Tennessee	2	5,884,390.05	0.62%	52	4.4001	1.215817
Texas	15	114,463,329.66	12.14%	54	4.6617	1.219229

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	47,855,196.30	5.08%	51	4.6217	NAP	Defeased	4	47,855,196.30	5.08%	51	4.6217	NAP
	3.500% or less	7	35,781,364.96	3.80%	54	3.4228	1.216334	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	8	56,634,964.95	6.01%	54	3.6976	1.739630	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	5,117,646.70	0.54%	54	3.9982	2.080212	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	104,789,027.12	11.12%	54	4.1545	1.467418	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	20	321,968,042.94	34.16%	54	4.3979	1.555783	49 months or greater	85	894,727,564.04	94.92%	53	4.4431	1.528165
	4.501% to 4.750%	15	226,008,666.41	23.98%	53	4.6171	1.610338	Totals	89	942,582,760.34	100.00%	53	4.4522	1.524894
	4.751% to 5.000%	12	77,031,550.74	8.17%	47	4.9079	1.109748
	5.001% to 5.250%	7	51,246,483.50	5.44%	52	5.0897	1.476232
	5.251% to 5.500%	4	8,346,939.44	0.89%	51	5.4550	1.419465
	5.501% to 5.750%	2	7,802,877.28	0.83%	52	5.6120	2.945385
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	89	942,582,760.34	100.00%	53	4.4522	1.524894
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	47,855,196.30	5.08%	51	4.6217	NAP	Defeased	4	47,855,196.30	5.08%	51	4.6217	NAP
	60 months or less	84	894,276,142.08	94.88%	53	4.4434	1.527892	Interest Only	17	225,133,525.85	23.88%	51	4.2677	1.839104
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	61	649,613,562.55	68.92%	54	4.5319	1.424747
	Totals	88	942,131,338.38	99.95%	53	4.4524	1.524633	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	6	19,529,053.68	2.07%	54	3.5227	1.371199
								Totals	88	942,131,338.38	99.95%	53	4.4524	1.524633
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	47,855,196.30	5.08%	51	4.6217	NAP	60 months or less	1	451,421.96	0.05%	54	3.9800	2.070000
Underwriter's Information		2	25,474,000.00	2.70%	53	4.0306	2.400672	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	66	781,277,944.04	82.89%	53	4.5058	1.526112	Totals	1	451,421.96	0.05%	54	3.9800	2.070000
	13 to 24 months	13	74,093,714.72	7.86%	55	3.9398	1.206834
	25 months or greater	4	13,881,905.28	1.47%	55	4.3596	1.757695
	Totals	89	942,582,760.34	100.00%	53	4.4522	1.524894
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310935048	RT	Fredericksburg	VA	Actual/360	4.380%	239,412.97	110,293.18	0.00	N/A	09/01/26	--	63,476,705.64	63,366,412.46	02/01/22
2	28000896	MH	Various	Various	Actual/360	4.586%	214,425.32	86,261.89	0.00	N/A	06/06/26	--	54,297,873.23	54,211,611.34	02/06/22
3	310934701	98	New York	NY	Actual/360	4.450%	178,951.81	0.00	0.00	07/11/26	07/11/36	--	46,700,000.00	46,700,000.00	02/11/22
4	28300906	OF	New York	NY	Actual/360	4.109%	88,457.64	0.00	0.00	N/A	07/06/26	--	25,000,000.00	25,000,000.00	02/06/22
4A	28400906				Actual/360	4.109%	70,766.11	0.00	0.00	N/A	07/06/26	--	20,000,000.00	20,000,000.00	02/06/22
5	28000918	OF	Wyomissing	PA	Actual/360	4.750%	150,440.91	42,568.60	0.00	N/A	08/06/26	--	36,780,121.30	36,737,552.70	02/06/22
6	310936145	RT	Las Vegas	NV	Actual/360	3.744%	95,191.82	0.00	0.00	N/A	07/01/26	--	29,526,000.00	29,526,000.00	02/01/22
6A	310936147				Actual/360	3.744%	17,648.18	0.00	0.00	N/A	07/01/26	--	5,474,000.00	5,474,000.00	02/01/22
7	310936019	OF	Burbank	CA	Actual/360	4.300%	99,975.00	0.00	0.00	N/A	06/11/26	--	27,000,000.00	27,000,000.00	02/11/22
8	310934902	LO	Fairfax	VA	Actual/360	4.530%	95,436.58	41,850.16	0.00	N/A	07/11/26	--	24,465,691.13	24,423,840.97	02/11/22
9	28000914	MH	Inver Grove Heights	MN	Actual/360	4.488%	92,807.13	37,354.31	0.00	N/A	07/06/26	--	24,014,264.35	23,976,910.04	02/06/22
10	300571581	MF	Fort Collins	CO	Actual/360	4.240%	90,182.44	0.00	0.00	N/A	09/06/26	--	24,700,000.00	24,700,000.00	02/06/22
11	330933367	LO	Boise	ID	Actual/360	4.366%	81,365.74	38,335.35	0.00	N/A	06/11/26	--	21,642,062.50	21,603,727.15	02/11/22
12	330934730	SS	Los Angeles	CA	Actual/360	4.514%	89,402.28	0.00	0.00	N/A	06/11/26	--	23,000,000.00	23,000,000.00	02/11/22
13	300571560	MF	Houston	TX	Actual/360	4.400%	79,982.13	30,037.55	0.00	N/A	08/06/26	05/06/26	21,109,654.32	21,079,616.77	02/06/22
14	28000931	OF	Ewing	NJ	Actual/360	4.330%	79,608.89	27,117.89	0.00	08/06/26	08/06/30	--	21,350,814.91	21,323,697.02	02/06/22
15	300571577	OF	Houston	TX	Actual/360	5.060%	79,929.49	28,169.42	0.00	N/A	09/06/26	--	18,344,139.52	18,315,970.10	01/06/22
16	28000928	OF	Dallas	TX	Actual/360	4.222%	64,109.04	31,499.87	0.00	N/A	09/06/26	--	17,633,634.24	17,602,134.37	02/06/22
17	300571558	MF	Houston	TX	Actual/360	4.600%	65,758.65	26,004.69	0.00	N/A	08/06/26	--	16,601,061.77	16,575,057.08	02/06/22
19	28000930	LO	Bothell	WA	Actual/360	4.950%	65,527.79	36,266.32	0.00	N/A	08/06/26	--	15,373,089.15	15,336,822.83	01/06/22
20	28200846	MF	Norman	OK	Actual/360	4.858%	68,438.49	19,238.87	0.00	N/A	01/06/26	10/06/25	16,360,016.72	16,340,777.85	02/06/22
21	310932777	OF	Atlanta	GA	Actual/360	4.420%	54,575.01	23,226.16	0.00	N/A	08/11/26	--	14,338,784.45	14,315,558.29	02/11/22
22	28000934	RT	Latrobe	PA	Actual/360	4.500%	52,235.96	18,699.98	0.00	N/A	09/06/26	--	13,480,247.86	13,461,547.88	02/06/22
23	470100950	MF	New York	NY	Actual/360	3.350%	35,855.90	25,843.99	0.00	N/A	08/01/26	--	12,429,585.25	12,403,741.26	02/01/22
24	28000899	OF	Houston	TX	Actual/360	4.950%	54,373.56	20,354.24	0.00	N/A	06/06/26	--	12,756,261.56	12,735,907.32	02/06/22
25	310934423	RT	Kennett Square	PA	Actual/360	4.390%	46,417.74	18,604.41	0.00	N/A	09/11/26	--	12,278,924.15	12,260,319.74	02/11/22
26	410934509	SS	Walnut Creek	CA	Actual/360	4.620%	46,959.87	16,242.49	0.00	N/A	06/11/26	--	11,803,904.25	11,787,661.76	02/11/22
27	300571575	RT	Conyers	GA	Actual/360	4.330%	43,290.31	17,795.75	0.00	N/A	09/06/26	--	11,610,304.21	11,592,508.46	02/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	28000913	OF	Montgomery	AL	Actual/360	4.450%	41,607.70	18,838.55	0.00	N/A	07/06/26	--	10,858,116.30	10,839,277.75	02/06/22
29	300571579	RT	Mesa	AZ	Actual/360	4.750%	41,991.93	16,693.40	0.00	N/A	09/06/26	--	10,266,277.86	10,249,584.46	02/06/22
30	28000826	MF	Canal Winchester	OH	Actual/360	4.980%	44,643.02	14,808.58	0.00	N/A	12/06/25	--	10,410,343.78	10,395,535.20	02/06/22
31	610935236	RT	Draper	UT	Actual/360	4.350%	36,941.62	17,319.87	0.00	N/A	08/11/26	--	9,862,056.00	9,844,736.13	02/11/22
32	28000925	RT	Savannah	GA	Actual/360	4.430%	35,781.00	18,808.68	0.00	N/A	08/06/26	--	9,379,713.16	9,360,904.48	02/06/22
34	410934184	RT	Houston	TX	Actual/360	4.350%	35,540.06	15,485.65	0.00	N/A	09/11/26	--	9,487,890.49	9,472,404.84	02/11/22
35	300571568	MF	Houston	TX	Actual/360	4.600%	38,593.10	13,312.14	0.00	N/A	08/06/26	--	9,742,997.71	9,729,685.57	02/06/22
36	28210779	LO	Various	Various	Actual/360	4.960%	40,825.93	10,344.83	0.00	N/A	10/06/22	--	9,558,620.68	9,548,275.85	02/06/22
37	28000871	MF	Fort Wayne	IN	Actual/360	5.160%	38,935.99	12,175.08	0.00	N/A	04/06/26	--	8,762,787.51	8,750,612.43	02/06/22
38	28000842	OF	Indianapolis	IN	Actual/360	5.015%	35,705.94	11,615.07	0.00	N/A	01/06/26	--	8,268,188.12	8,256,573.05	02/06/22
40	300571576	LO	Beaufort	SC	Actual/360	4.800%	30,200.39	11,772.84	0.00	N/A	09/06/26	--	7,306,545.08	7,294,772.24	12/06/21
41	600936054	RT	Rockwall	TX	Actual/360	4.320%	26,407.10	12,532.55	0.00	N/A	08/11/26	--	7,098,684.01	7,086,151.46	02/11/22
42	300571574	LO	Austin	TX	Actual/360	5.080%	31,105.09	10,878.33	0.00	N/A	09/06/26	--	7,110,638.09	7,099,759.76	02/06/22
43	300571570	LO	McDonough	GA	Actual/360	4.510%	26,956.65	11,850.24	0.00	N/A	08/06/26	--	6,941,130.85	6,929,280.61	02/06/22
44	300571583	RT	Coachella	CA	Actual/360	4.650%	27,067.42	11,192.83	0.00	N/A	09/06/26	--	6,759,813.20	6,748,620.37	02/06/22
46	28000909	MF	Austin	TX	Actual/360	4.750%	28,333.05	9,225.56	0.00	N/A	07/06/26	--	6,926,925.97	6,917,700.41	02/06/22
47	306490047	LO	Athens	GA	Actual/360	4.800%	26,383.60	10,342.97	0.00	N/A	08/06/26	--	6,383,128.08	6,372,785.11	02/06/22
48	28000920	MU	New York	NY	Actual/360	4.050%	21,967.87	11,653.30	0.00	N/A	08/06/26	--	6,299,031.20	6,287,377.90	02/06/22
49	470100990	MF	White Plains	NY	Actual/360	3.490%	17,694.35	11,905.77	0.00	N/A	09/01/26	--	5,887,759.07	5,875,853.30	02/01/22
50	470100410	MF	Rye	NY	Actual/360	3.660%	18,334.74	11,436.79	0.00	N/A	09/01/26	--	5,817,474.65	5,806,037.86	02/01/22
51	470100910	MF	Riverdale	NY	Actual/360	3.650%	18,245.55	11,489.32	0.00	N/A	08/01/26	--	5,805,036.70	5,793,547.38	02/01/22
52	300571582	OF	Houston	TX	Actual/360	4.720%	23,633.27	9,506.57	0.00	N/A	09/06/26	--	5,814,638.10	5,805,131.53	02/06/22
53	306490053	MF	Newman	GA	Actual/360	4.700%	23,026.82	9,388.04	0.00	N/A	08/06/26	--	5,689,536.03	5,680,147.99	02/06/22
54	28000904	LO	Raleigh	NC	Actual/360	5.488%	25,246.53	11,862.42	0.00	N/A	06/06/26	--	5,342,301.86	5,330,439.44	02/06/22
55	600935608	OF	Memphis	TN	Actual/360	4.380%	21,469.27	11,583.13	0.00	N/A	08/11/26	--	5,692,249.19	5,680,666.06	02/11/22
56	28000935	OF	Missouri City	TX	Actual/360	4.510%	22,037.11	8,399.67	0.00	N/A	09/06/26	--	5,674,386.22	5,665,986.55	02/06/22
57	300571566	RT	Columbus	OH	Actual/360	4.800%	19,976.15	7,831.11	0.00	N/A	08/06/26	--	4,832,939.77	4,825,108.66	02/06/22
58	410935115	MU	San Jose	CA	Actual/360	4.000%	16,102.60	8,723.00	0.00	N/A	08/11/26	--	4,674,947.74	4,666,224.74	02/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
59	300571567	MH	Chesapeake	VA	Actual/360	4.750%	19,192.31	7,672.53	0.00	N/A	08/06/26	--	4,692,178.01	4,684,505.48	02/06/22
60	470100610	MF	Yonkers	NY	Actual/360	3.580%	14,425.05	5,185.13	0.00	N/A	08/01/26	--	4,679,238.34	4,674,053.21	02/01/22
61	410935008	RT	Stockton	CA	Actual/360	4.500%	16,873.52	7,447.37	0.00	N/A	08/11/26	--	4,354,456.82	4,347,009.45	02/11/22
62	300571565	OF	Port St Lucie	FL	Actual/360	4.930%	19,026.30	6,136.77	0.00	N/A	08/06/26	--	4,481,756.77	4,475,620.00	02/06/22
63	600934670	RT	Tucson	AZ	Actual/360	4.160%	14,257.20	10,431.52	0.00	N/A	08/11/26	--	3,979,988.73	3,969,557.21	02/11/22
64	28000895	LO	Pensacola	FL	Actual/360	5.576%	19,262.88	8,798.38	0.00	N/A	06/06/26	--	4,011,799.30	4,003,000.92	02/06/22
65	470101030	MF	Brooklyn	NY	Actual/360	3.480%	12,332.53	4,659.93	0.00	N/A	09/01/26	--	4,115,415.47	4,110,755.54	02/01/22
66	28000902	LO	Frederick	MD	Actual/360	5.650%	18,527.66	8,264.67	0.00	N/A	06/06/26	--	3,808,141.03	3,799,876.36	02/06/22
67	479067300	RT	Cumming	GA	Actual/360	5.090%	17,311.69	5,466.40	0.00	N/A	01/01/26	--	3,949,684.35	3,944,217.95	02/01/22
68	470100430	MF	Bronx	NY	Actual/360	3.500%	11,830.39	4,440.03	0.00	N/A	08/01/26	--	3,925,292.02	3,920,851.99	02/01/22
69	410935702	SS	Smyrna	GA	Actual/360	4.020%	12,873.46	6,915.37	0.00	N/A	08/11/26	--	3,718,862.84	3,711,947.47	02/11/22
70	470101130	MF	Long Beach	NY	Actual/360	3.300%	8,486.46	17,159.21	0.00	N/A	09/01/26	--	2,986,437.70	2,969,278.49	02/01/22
71	410933922	RT	Roseville	MI	Actual/360	4.450%	13,667.06	6,154.27	0.00	N/A	08/11/26	--	3,566,611.77	3,560,457.50	02/11/22
72	600936085	RT	Fort Mill	SC	Actual/360	4.490%	13,483.99	5,975.22	0.00	N/A	08/11/26	--	3,487,489.58	3,481,514.36	02/11/22
73	28001000	RT	Boardman Township	OH	Actual/360	4.560%	14,842.80	0.00	0.00	09/06/26	01/06/30	--	3,780,000.00	3,780,000.00	02/06/22
74	470100850	MF	Long Beach	NY	Actual/360	3.500%	11,151.39	0.00	0.00	N/A	08/01/26	--	3,700,000.00	3,700,000.00	02/01/22
75	410936068	RT	Various	Various	Actual/360	4.120%	12,499.92	5,300.28	0.00	N/A	08/11/26	--	3,523,310.45	3,518,010.17	02/11/22
76	300571557	SS	Winchester	VA	Actual/360	4.600%	13,950.69	4,812.09	0.00	N/A	05/06/26	--	3,521,913.36	3,517,101.27	02/06/22
77	300571572	RT	Greensboro	NC	Actual/360	5.200%	15,002.30	5,040.25	0.00	N/A	08/06/26	--	3,350,390.46	3,345,350.21	02/06/22
78	28000809	RT	Various	Various	Actual/360	4.890%	6,459.42	0.00	0.00	N/A	04/06/26	--	1,534,000.00	1,534,000.00	02/06/22
79	28000873	RT	Various	MN	Actual/360	5.250%	6,934.96	0.00	0.00	N/A	04/06/26	--	1,534,000.00	1,534,000.00	02/06/22
80	470099910	MF	Bronx	NY	Actual/360	3.440%	8,306.34	3,207.68	0.00	N/A	09/01/26	--	2,804,092.06	2,800,884.38	02/01/22
81	410931318	OF	Venice	CA	Actual/360	4.500%	10,458.07	4,615.82	0.00	N/A	08/11/26	--	2,698,855.69	2,694,239.87	02/11/22
82	470100510	MF	Flushing	NY	Actual/360	3.520%	7,943.45	2,937.11	0.00	N/A	09/01/26	--	2,620,638.02	2,617,700.91	02/01/22
83	28000831	OF	Houston	TX	Actual/360	4.779%	8,694.59	3,605.23	0.00	N/A	12/06/25	--	2,112,773.66	2,109,168.43	02/06/22
84	300571580	MH	Apollo	PA	Actual/360	4.800%	7,378.55	2,327.76	0.00	N/A	09/01/26	--	1,785,132.86	1,782,805.10	02/01/22
85	470100180	MF	New York	NY	Actual/360	3.620%	4,181.67	2,654.88	0.00	N/A	09/01/26	--	1,341,472.82	1,338,817.94	02/01/22
86	470100470	MF	Bronx	NY	Actual/360	3.690%	4,468.59	1,514.43	0.00	N/A	08/01/26	--	1,406,322.08	1,404,807.65	02/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
87	28000851	RT	Radford	VA	Actual/360	5.390%	5,198.36	0.00	0.00	02/06/26	02/06/31	--	1,120,000.00	1,120,000.00	02/06/22
88	28000849	RT	Village of Malone	NY	Actual/360	5.370%	4,952.48	0.00	0.00	02/06/26	02/06/31	--	1,071,000.00	1,071,000.00	02/06/22
89	470100700	MF	Washington	DC	Actual/360	3.980%	1,572.90	7,520.50	0.00	N/A	08/01/26	--	458,942.46	451,421.96	02/01/22
90	28000841	RT	Mercedes	TX	Actual/360	5.440%	3,867.01	0.00	0.00	02/06/26	02/06/31	--	825,500.00	825,500.00	02/06/22
91	28001001	RT	Aurora	MN	Actual/360	4.840%	2,587.15	0.00	0.00	09/06/26	09/06/31	--	620,750.00	620,750.00	02/06/22
Totals							3,618,281.75	1,184,984.24	0.00				943,767,744.58	942,582,760.34
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,533,135.99	5,696,879.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,772,292.00	3,890,781.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	247.52	0.00
3	2,623,816.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,904,736.60	2,159,051.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,991,692.62	2,575,779.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	46,780,666.00	29,701,893.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,784,124.57	7,334,848.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,604,503.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,264,854.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,710,789.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	906,590.16	1,839,817.77	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,939,045.39	2,288,973.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,987,255.04	1,005,221.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,335,088.00	1,465,230.40	01/01/20	09/30/20	11/12/21	2,750,857.02	0.00	108,019.93	108,019.93	198,895.42	0.00
16	0.00	272,786.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,458,025.57	1,081,166.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	610,357.00	191,285.00	07/01/20	06/30/21	11/12/21	0.00	0.00	101,727.92	101,727.92	75,520.35	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	2,226,886.65	1,784,732.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,740,523.00	1,306,191.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	687,103.00	676,318.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,817,017.28	1,217,079.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,071,450.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,663,593.55	1,302,469.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,134,696.43	857,925.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,638,545.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,001,882.07	837,133.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	963,633.00	772,898.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,069,703.88	800,706.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	788,700.00	607,996.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,038,081.62	847,153.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	951,295.29	916,328.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	17,192.29	0.00
36	15,534,763.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	942,154.90	755,071.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,087,449.64	907,517.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,042,393.00	1,069,496.00	10/01/18	09/30/19	--	0.00	0.00	41,890.49	83,883.49	0.00	0.00
41	739,805.00	502,250.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	139,913.00	1,034,356.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	337,582.57	815,719.89	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	949,438.54	768,588.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	995,479.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	433,139.84	328,554.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	307,458.00	349,334.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	731,871.00	692,405.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	341,265.00	341,265.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	681,719.45	349,829.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	561,485.30	416,668.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	616,946.10	614,756.99	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	584,007.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	394,886.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	537,610.86	206,161.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	655,037.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	558,914.96	412,598.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	215,819.00	270,882.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	505,660.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	469,958.46	199,407.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	539,080.00	130,430.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	745,216.41	1,359,960.18	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	513,478.00	564,361.00	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
66	232,878.19	749,405.57	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	511,406.00	277,579.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	328,434.00	233,970.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
69	588,744.64	522,640.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	339,465.00	373,626.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
71	336,058.00	206,203.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	398,818.00	330,990.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	244,743.61	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	125,492.00	161,730.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
75	412,989.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	256,036.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	154,416.24	115,811.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	154,319.24	115,740.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	125,924.00	110,481.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	291,734.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	153,484.00	89,670.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
83	259,750.58	140,239.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	273,751.18	142,686.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	(6,266.00)	120,883.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
86	51,444.00	64,315.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
87	106,569.05	53,285.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	96,464.56	49,564.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	175,602.00	225,726.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
90	82,935.00	41,467.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
91	65,599.16	32,799.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	147,683,189.44	88,919,297.58				2,750,857.02	0.00	251,638.34	293,631.34	291,855.58	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	1	7,294,772.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.452186%	4.404371%	53
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.452235%	4.402517%	54
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,121,469.04	0	0.00	0	0.00	4.452284%	4.402546%	55
11/18/21	2	20,140,099.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.452341%	4.402582%	56
10/18/21	0	0.00	1	7,143,987.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.452388%	4.402611%	57
09/17/21	1	7,155,678.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.452444%	4.402646%	58
08/17/21	0	0.00	0	0.00	2	14,532,933.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.452486%	4.402668%	59
07/16/21	0	0.00	0	0.00	2	14,554,999.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.452517%	4.402677%	60
06/17/21	0	0.00	0	0.00	2	14,578,962.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476192%	4.423795%	60
05/17/21	0	0.00	1	7,401,887.49	1	7,198,946.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476225%	4.425718%	61
04/16/21	1	7,414,203.90	1	15,701,041.77	1	7,210,405.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476267%	4.425741%	62
03/17/21	2	23,161,247.31	0	0.00	1	7,220,801.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.476299%	4.428226%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	300571577	01/06/22	0	B	108,019.93	108,019.93	220,230.42	18,344,139.52	12/31/20	13
19	28000930	01/06/22	0	B	101,727.92	101,727.92	181,958.29	15,373,089.15	07/14/20	2
40	300571576	12/06/21	1	1	41,890.49	83,883.49	242,730.98	7,318,269.46	05/23/21	13
Totals					251,638.34	293,631.34	644,919.69	41,035,498.13
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		9,548,276	9,548,276	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		41,046,272	41,046,272	0		0
49 - 60 Months		816,547,265	809,252,493	7,294,772		0
> 60 Months		75,440,947	75,440,947	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	942,582,760	935,287,988	7,294,772	0	0	0
Jan-22	943,767,745	943,767,745	0	0	0	0
Dec-21	944,948,208	944,948,208	0	0	0	0
Nov-21	946,214,146	926,074,047	20,140,099	0	0	0
Oct-21	947,385,268	940,241,281	0	7,143,987	0	0
Sep-21	948,642,201	941,486,523	7,155,679	0	0	0
Aug-21	949,793,709	935,260,776	0	0	14,532,934	0
Jul-21	950,872,787	936,317,787	0	0	14,554,999	0
Jun-21	968,410,865	953,831,902	0	0	14,578,963	0
May-21	969,502,080	954,901,247	0	7,401,887	7,198,946	0
Apr-21	970,675,271	940,349,619	7,414,204	15,701,042	7,210,405	0
Mar-21	971,757,729	941,375,680	23,161,247	0	7,220,802	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	300571577	18,315,970.10	18,344,139.52	22,300,000.00	07/26/21	1,127,789.65	0.85860	09/30/20	09/06/26	294
19	28000930	15,336,822.83	15,373,089.15	18,700,000.00	10/28/20	123,414.64	0.10100	06/30/21	08/06/26	233
40	300571576	7,294,772.24	7,318,269.46	12,000,000.00	07/26/21	921,426.00	1.82930	09/30/19	09/06/26	294
42	300571574	7,099,759.76	7,099,759.76	9,300,000.00	07/31/21	957,431.00	2.53380	09/30/21	09/06/26	294
Totals		48,047,324.93	48,135,257.89	62,300,000.00		3,130,061.29

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	300571577	OF	TX	12/31/20	13
This loan was originally transferred to special servicing for imminent default on 12/31/2020.

19	28000930	LO	WA	07/14/20	2

2/4/22 - Loan was transferred into Special Servicing on 7/14/20 due to payment default and COVID related issues. The subject property, Hilton Garden Inn Bothell, is a select-service lodging facility containing 128 keys located in Bothell,

Washington The four-story property opened in 2010. The Special Servicer and Borrower came to terms on a forbearance agreement in December 2021. The loan will be returned to the Master Servicer after 3 timely payments.

40	300571576	LO	SC	05/23/21	13
This loan was originally transferred to special servicing for payment default on 5/23/2021.

42	300571574	LO	TX	06/16/20	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	310934902	25,260,857.83	4.53000%	25,218,930.83	4.53000%	10	06/22/20	07/11/20	08/11/20
18	28000911	16,659,587.37	5.85000%	16,640,152.39	5.85000%	10	06/05/20	06/06/20	08/11/20
36	28210779	9,600,000.00	4.96000%	9,600,000.00	4.96000%	9	08/03/20	05/06/20	--
40	300571576	0.00	4.80000%	0.00	4.80000%	10	08/19/20	06/08/20	09/11/20
42	300571574	0.00	5.08000%	0.00	5.08000%	8	11/10/21	10/27/21	--
57	300571566	4,989,242.13	4.80000%	4,989,242.13	4.80000%	10	06/05/20	06/06/20	06/11/20
64	28000895	4,185,244.29	5.57600%	4,177,278.71	5.57600%	10	06/05/20	06/06/20	08/11/20
Totals		60,694,931.62		60,625,604.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	3,949.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,309.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,572.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	987.59	0.00	0.00	0.00	0.00	0.00	15,066.28	0.00	0.00	0.00
72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.97	0.00	0.00	0.00
Total	0.00	0.00	9,819.10	0.00	0.00	0.00	0.00	0.00	15,078.25	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		24,897.35

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Supplemental Notes
None

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